Principal
Payment
30,488,561.78
0.00
0.00
0.00
30,488,561.78
Interest per
Collection Period No.
2
Collection Period (from... to)
1-Dec-2013
31-Dec-2013
Mercedes-Benz Auto Lease Trust 2013-B
Investor Report
Collection Period Ended  31-Dec-2013
Determination Date
13-Jan-2014
Record Date
14-Jan-2014
Payment Date
15-Jan-2014
Interest Period of the Class A-1 Notes (from... to)
16-Dec-2013
15-Jan-2014 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Dec-2013
15-Jan-2014
30/360 Days
30
0.000000
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
0.000000
Class A-1 Notes
272,000,000.00
213,678,857.96
183,190,296.18
112.090301
Class A-2 Notes
400,000,000.00
400,000,000.00
400,000,000.00
Class A-3 Notes
535,000,000.00
535,000,000.00
535,000,000.00
0.000000
Class A-4 Notes
100,805,000.00
100,805,000.00
100,805,000.00
Total Note Balance
1,307,805,000.00
1,249,483,857.96
1,218,995,296.18
Overcollateralization
262,190,087.88
277,791,847.48
284,856,068.41
Total Securitization Value
1,569,995,087.88
1,527,275,705.44
1,503,851,364.59
present value of lease payments
550,321,585.65
501,641,468.78
476,287,718.75
present value of Base Residual Value
1,019,673,502.23
1,025,634,236.66
1,027,563,645.84
Amount
Percentage
Payment
Initial Overcollateralization Amount
262,190,087.88
16.70%
Target Overcollateralization Amount
290,449,091.26
18.50%
18.14%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.260000%
46,297.09
0.170210
30,534,858.87
112.260511
Class A-2 Notes
0.530000%
176,666.67
0.441667
176,666.67
0.441667
Class A-3 Notes
0.620000%
276,416.67
0.516667
276,416.67
0.516667
Class A-4 Notes
0.760000%
63,843.17
0.633333
63,843.17
0.633333
Total
563,223.60
$31,051,785.38
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
Current Overcollateralization Amount
284,856,068.41
Note
Factor
0.673494
1.000000
1.000000
1.000000

Distribution Detail
Shortfall
Available Funds
Lease Payments Received
26,756,668.80
(1) Total Servicing Fee
Distributions
1,272,729.75
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
-2,106.23
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
5,569,705.66
Excess wear and tear included in Net Sales Proceeds
145.47
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
-2,299.64
(4) Priority Principal Distribution Amount
Subtotal
32,324,268.23
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
32,324,515.13
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
246.90
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
32,324,515.13
Amount Due
Total Available Collections
32,324,515.13
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,272,729.75
1,272,729.75
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
563,223.60
563,223.60
0.00
thereof on Class A-1 Notes
46,297.09
46,297.09
0.00
thereof on Class A-2 Notes
176,666.67
176,666.67
0.00
thereof on Class A-3 Notes
276,416.67
276,416.67
0.00
thereof on Class A-4 Notes
63,843.17
63,843.17
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
563,223.60
563,223.60
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
30,488,561.78
30,488,561.78
0.00
Principal Distribution Amount
30,488,561.78
30,488,561.78
0.00
0.00
0.00
563,223.60
0.00
0.00
30,488,561.78

Notice to Investors
Reserve Fund
Reserve Fund Required Amount
7,849,975.44
Reserve Fund Amount - Beginning Balance
7,849,975.44
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
40.64
minus Net Investment Earnings
40.64
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
7,849,975.44
Reserve Fund Deficiency
0.00
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
40.64
Net Investment Earnings on the Exchange Note
Collection Account
206.26
Investment Earnings for the Collection Period
246.90
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,569,995,087.88
37,363
Securitization Value beginning of Collection Period
1,527,275,705.44
37,165
Principal portion of lease payments
17,989,160.00
Terminations- Early
4,593,059.14
Terminations- Scheduled
0.00
Repurchase Payment (excluding interest)
0.00
Gross Losses
842,121.71
Securitization Value end of Collection Period
1,503,851,364.59
37,027
Pool Factor
95.79%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.79%
6.79%
Weighted Average Remaining Term (months)
24.32
21.37
Weighted Average Seasoning (months)
9.84
12.76
Aggregate Base Residual Value
1,159,889,424.74
1,149,519,116.19
Cumulative Turn-in Ratio
60.59%
Proportion of base prepayment assumption realized life to date
101.11%
Actual lifetime prepayment speed
0.31%

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,501,463,895.78
36,973
99.84%
31-60 Days Delinquent
1,917,374.49
45
0.13%
61-90 Days Delinquent
190,822.14
5
0.01%
91-120 Days Delinquent
279,272.18
4
0.02%
Total
1,503,851,364.59
37,027
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
800,801.94
Less Liquidation Proceeds
685,742.52
4,634,378.91
Less Recoveries
961.98
Current Net Credit Loss / (Gain)
114,097.44
Cumulative Net Credit Loss / (Gain)
197,919.13
5,155,512.14
Current Residual Loss / (Gain)
(521,133.23)
Cumulative Residual Loss / (Gain)
(1,441,320.00)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.013%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.092%)
Less sales proceeds and other payments received during
Collection Period